LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 12 – LEASES

Right of use assets

	1 January				31 December
	2023	Additions	Remeasurement	Disposals	2023

Cost:
Buildings	1,131,394	224,339	—	—	1,355,733
Furniture and fixtures	570,126	8,074	—	(5,095)	573,105
Software and rights	170,583	1,329	—	—	171,912
Vehicles	314,982	20,239	—	—	335,221

Total	2,187,085	253,981	—	(5,095)	2,435,971

Accumulated amortization:
Buildings	(830,443)	(226,704)	—	—	(1,057,147)
Furniture and fixtures	(296,042)	(96,235)	—	4,226	(388,051)
Software and rights	(126,907)	(19,149)	—	—	(146,056)
Vehicles	(211,094)	(68,100)	—	—	(279,194)

Total	(1,464,486)	(410,188)	—	4,226	(1,870,448)

Net book value	722,599				565,523

	1 January				31 December
	2022	Additions	Remeasurement	Disposals	2022

Cost:
Buildings	914,206	216,493	695	—	1,131,394
Furniture and fixtures	510,056	60,070	—	—	570,126
Software and rights	170,583	—	—	—	170,583
Vehicles	240,333	74,649	—	—	314,982

Total	1,835,178	351,212	695	—	2,187,085

Accumulated amortization:
Buildings	(691,415)	(138,623)	(405)	—	(830,443)
Furniture and fixtures	(197,569)	(98,473)	—	—	(296,042)
Software and rights	(98,798)	(28,109)	—	—	(126,907)
Vehicles	(135,061)	(76,033)	—	—	(211,094)

Total	(1,122,843)	(341,238)	(405)	—	(1,464,486)

Net book value	712,335				722,599

NOTE 12 - LEASES (Continued)

Lease liabilities

	2023	2022

Short-term lease liabilities	154,573	259,375
Long-term lease liabilities	121,820	172,934

	276,393	432,309

Maturity analysis of lease liabilities is disclosed in Note 23 and the movement of lease liabilities is disclosed in Note 25.

Lease liabilities are discounted using the Group’s incremental borrowing rates and implicit rate in the lease (where applicable). As of 31 December 2023, the weighted average annual incremental borrowing rates of the Group for TRY is 29% (2022: TRY 18%).

The Group has adopted the practical expedient included in IFRS 16 for short-term lease agreements with a lease term of 12 months or less and lease agreements determined by the Group as having a low value. The Group accounts for the lease payments in other operating expenses in the period in which they are incurred. Such expenses are not material to the Group’s consolidated financial statements.